Interest in associates and joint ventures - Sensitivity of VIU (Details) - Bank of Communications Co., Limited - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term profit growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	1.00%	2.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 2,600	$ 6,600
VIU after reasonably possible favourable changes in key assumptions	$ 20,600	$ 24,900
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.10%)	0.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (200)	$ 0
VIU after reasonably possible unfavourable changes in key assumptions	$ 17,800	$ 18,300
Long-term asset growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.10%)	(0.20%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 300	$ 500
VIU after reasonably possible favourable changes in key assumptions	$ 18,300	$ 18,900
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.00%	2.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,800)	$ (7,100)
VIU after reasonably possible unfavourable changes in key assumptions	$ 15,300	$ 11,200
Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.42%)	(0.35%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 3,200	$ 700
VIU after reasonably possible favourable changes in key assumptions	$ 21,300	$ 19,100
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.28%	0.65%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (500)	$ (1,200)
VIU after reasonably possible unfavourable changes in key assumptions	17,500	17,100
Loan impairment charge as a percentage of customer advances
Disclosure of associates [line items]
Change in VIU due to reasonably possible favourable changes in key assumptions	900	100
VIU after reasonably possible favourable changes in key assumptions	18,900	18,500
Change in VIU due to reasonably possible unfavourable changes in key assumptions	(1,000)	(1,300)
VIU after reasonably possible unfavourable changes in key assumptions	$ 17,000	$ 17,000
Loan impairment charge as a percentage of customer advances | Not later than four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.70%	0.71%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.83%	0.90%
Loan impairment charge as a percentage of customer advances | After four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.65%	0.70%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.77%	0.77%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.40%)	(0.60%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 500	$ 200
VIU after reasonably possible favourable changes in key assumptions	$ 18,600	$ 18,600
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.80%	0.30%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (300)	$ (100)
VIU after reasonably possible unfavourable changes in key assumptions	$ 17,800	$ 18,200
Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.60%)	(1.73%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,100	$ 1,500
VIU after reasonably possible favourable changes in key assumptions	$ 19,200	$ 19,800
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.00%	0.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,400)	$ 0
VIU after reasonably possible unfavourable changes in key assumptions	$ 16,700	$ 18,300
Long term effective tax rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(2.80%)	(1.20%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 700	$ 300
VIU after reasonably possible favourable changes in key assumptions	$ 18,700	$ 18,600
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.50%	2.50%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (600)	$ (670)
VIU after reasonably possible unfavourable changes in key assumptions	$ 17,500	$ 17,700
Earnings in short to medium term - compound annual growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	2.04%	2.88%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,600	$ 2,800
VIU after reasonably possible favourable changes in key assumptions	$ 19,600	$ 21,100
Change in bps due to reasonably possible unfavourable changes in key assumptions	(3.66%)	(3.11%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,500)	$ (3,600)
VIU after reasonably possible unfavourable changes in key assumptions	$ 15,500	$ 14,700
Regulatory capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 18,000	$ 18,300
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.58%	2.48%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (5,000)	$ (5,600)
VIU after reasonably possible unfavourable changes in key assumptions	$ 13,000	$ 12,700
Regulatory capital requirements - tier 1 capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 18,000	$ 18,300
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.43%	2.34%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (3,200)	$ (3,500)
VIU after reasonably possible unfavourable changes in key assumptions	14,800	14,800
Bottom of range
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	15,500	14,700
Top of range
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 19,600	$ 21,100